EQUITY	6 Months Ended
Jun. 30, 2024
Equity
EQUITY

16.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2024: 10,000,000, (December 31, 2023: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2024: Nil, (December 31, 2023: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2024: 200,000,000, (December 31, 2023: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2024: 9,865,767*, (December 31, 2023: 8,377,897) common shares, no par value	450,782	450,782	62,029

	Number of shares	Share capital
		CNY	US$

As of January 1, 2023	40,948,082	450,782	62,029

Effect of Five-to-One Share Combination	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023 and January 1, 2024	8,377,897	450,782	62,029

Common shares issued through private placement*	1,487,870	—	—

As of June 30, 2024	9,865,767	450,782	62,029

* On February 16, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, (i) in a registered direct offering, up to an aggregate of 1,487,870 of common shares with no par value of the Company at a per share purchase price of US$2.20 (the “Registered Offering”), and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,115,903 common shares of the Company at an exercise price of $3.00 per share. The registered Offering was closed on February 21, 2024.

The Company recognized the warrants issued to the investors as derivative financial liabilities (Note 14.b) at the fair value of the warrants on the issue date, which amounted to CNY8,229 (US$1,145*), as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The gross proceeds of this offering less the fair value of warrants issued to investors amounted to CNY15,305 (US$2,129*) and was recorded in share capital.

Upon the closing of this offering and the private placement, the Company paid or committed to pay fees and offering expenses of CNY5,250 (US$730*), which consists of 8% of gross proceeds and certain expenses reimbursement to the placement agent in cash and the offering expenses related to other professional services. The total amount of fees and offering expenses were allocated to the issuance of common shares and investor warrants according to their fair value at the date of issuance. The amount allocated to the issuance of the shares of CNY3,414 (US$475*) have been charged directly to equity as a reduction in share capital. The amount allocated to the issuance of investor warrants of CNY1,836 (US$255*) were expensed and are included in administrative expenses. The Company recognized a fair value gain of CNY3,862 (US$ 531) on the derivative financial liabilities (Note 5) from the closing date to June 30, 2024.

*As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the closing date.

(b)	Other capital reserve

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.